RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16—RELATED PARTY TRANSACTIONS

Softbank and affiliates

The Company recognizes revenue with respect to sales of telecommunications equipment to affiliates of Softbank, a significant former shareholder of the Company, who sold its 12.3% interest in the Company on January 17, 2014. Thereafter, Softbank is no longer the Company's related party after the consummation of the transaction, and the transactions with Softbank in the year of 2014 have been excluded from the related party transaction disclosures.

Softbank offers Broadband-Access service throughout Japan, which is marketed under the name of “YAHOO! BB.” The Company supports Softbank's ADSL service through the sales of its MSAN product. The Company also supports the building of Softbank's optical transmission network in Japan through the sales of its PTN product.

During 2013 and 2012, the Company recognized revenue and cost of net sales for sales of telecommunications equipment and services to affiliates of Softbank as follows:

	Years Ended December 31,
	2013	2012

	(in thousands)
Net sales	$90,302	$92,011
Cost of net sales	59,052	51,448
Gross profit	$31,250	$40,563

 Included in accounts receivable at December 31, 2013 was $19.0 million, related to these transactions. Amounts due to Softbank included in accounts payable was Nil at December 31, 2013.

Sales to Softbank include a three-year service period and a penalty clause if product failure rates exceed a certain level over a seven year period. As of December 31, 2013, the Company's customer advance balance related to Softbank agreements was $3.1 million. The current deferred revenue and noncurrent deferred revenue balances related to Softbank was $2.0 million and $3.8 million as of December 31, 2013, respectively. The Company's noncurrent deferred revenue balance related to Softbank was $3.8 million as of December 31, 2013 compared to $4.6 million as of December 31, 2012.

As discussed in Note 6, the Company has a $1.6 million investment in SBI and affiliates of Softbank have a controlling interest in SBI.

 Yellowstone

Subsequent to the completion of BEIID investment on September 7, 2010, one of the Company's new directors also served as a director for Yellowstone Investment Advisory Ltd, or Yellowstone. During the years of 2014, 2013 and 2012, the Company paid approximately Nil, Nil and $1.8 million respectively, for consulting services provided by Yellowstone.